Lincoln Financial Center 150 N. Radnor Chester Road Radnor, Pennsylvania 19087

Phone: 484.583.8711

Email: Samuel.Goldstein@lfg.com

VIA EDGAR

September 7, 2021

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Registrant”)
	File Nos.:	811-08090 and 033-70742

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that, i) the forms of Prospectuses and Statement of Additional Information for the Registrant have not differed from that contained in the Registrant’s Post-Effective Amendment No. 225 (“PEA 225”) to the Registration Statement, and (ii) the text of the most recent amendment to the Registration Statement was filed electronically on September 7, 2021.

If you have any questions concerning PEA 225, please do not hesitate to contact the undersigned at the number above.

Sincerely,

/s/ Samuel K. Goldstein
Samuel K. Goldstein, Esq.
Vice President & Assistant General Counsel, Funds Management

cc:	Ronald Holinsky, Esq.